RELATED PARTY BALANCES AND TRANSACTIONS (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Related party balances and transactions
Total amounts due from the related parties	$ 510,116	$ 343,817
Amounts due to related parties	5,885,724	5,746,328
Revenue	149,335,580	142,282,919	126,161,270
Accrued rental expenses	15,673,849	12,009,087	6,913,422
Wuhan Lianzhong
Related party balances and transactions
Amounts due to related parties	784,396	762,187
Wuhu Bona
Related party balances and transactions
Total amounts due from the related parties	156,090
Revenue	146,077
Sanya Cinema
Related party balances and transactions
Total amounts due from the related parties	3,085
Affiliates of Cinema Popular
Related party balances and transactions
Total amounts due from the related parties	295,429	343,817
Nongken Real Estate
Related party balances and transactions
Total amounts due from the related parties	661
Amounts due to related parties	2,104,498	2,044,911
Nongken Group
Related party balances and transactions
Total amounts due from the related parties	54,851
Amounts due to related parties	1,541,184	679,853
Accrued rental expenses	1,352,114	672,019
Film Workshop
Related party balances and transactions
Amounts due to related parties	684,824	662,293
Hubei Film Distribution
Related party balances and transactions
Amounts due to related parties	462,527	481,533
Hunan Xiaoxiang
Related party balances and transactions
Amounts due to related parties	247,782	240,766
Beijing Xinliliang
Related party balances and transactions
Amounts due to related parties	57,077
Mr. Guoqiang Lu
Related party balances and transactions
Amounts due to related parties	3,436
Mr. Xiaojian Xu
Related party balances and transactions
Amounts due to related parties		393,252
Ms. Xiang Li
Related party balances and transactions
Amounts due to related parties		$ 481,533